Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Common stocks: 96.27%
Communication services: 10.42%
Diversified telecommunication services: 1.11%
AT&T Incorporated	136,509	$ 4,017,460
Lumen Technologies Incorporated	43,415	600,864
Verizon Communications Incorporated	79,050	4,465,535
		9,083,859
Entertainment: 2.14%
Activision Blizzard Incorporated	14,281	1,388,827
Electronic Arts Incorporated	4,588	655,763
Lions Gate Entertainment Class A †	50,196	977,818
Lions Gate Entertainment Class B †	61,165	1,063,048
Netflix Incorporated †	7,762	3,902,811
Playtika Holding Corporation †	21,711	595,533
Roku Incorporated †	2,108	730,865
Spotify Technology †	4,725	1,141,418
Take-Two Interactive Software Incorporated †	2,142	397,470
The Walt Disney Company †	35,235	6,294,733
World Wrestling Entertainment Incorporated Class A	5,495	306,841
Zynga Incorporated Class A †	8,578	92,986
		17,548,113
Interactive media & services: 5.34%
Alphabet Incorporated Class A †	5,636	13,283,207
Alphabet Incorporated Class C †	5,227	12,605,224
Facebook Incorporated Class A †	46,757	15,370,429
IAC	2,054	327,551
Pinterest Incorporated Class A †	8,311	542,708
Twitter Incorporated †	4,209	244,122
Vimeo Incorporated †	3,335	140,056
Zillow Group Incorporated Class A †	6,330	748,776
Zillow Group Incorporated Class C †	3,626	425,402
		43,687,475
Media: 1.68%
Altice USA Incorporated †	2,916	105,151
Charter Communications Incorporated Class A †	2,035	1,413,369
Comcast Corporation Class A	89,692	5,142,939
Discovery Incorporated Class A †	3,297	105,867
DISH Network Corporation Class A †	1,422	61,885
Fox Corporation Class A	11,807	440,991
Interpublic Group of Companies Incorporated	26,512	893,189
John Wiley & Sons Incorporated Class A	4,954	313,985
Match Group Incorporated †	4,736	679,048
News Corporation Class A	34,361	927,403
News Corporation Class B	38,675	993,561
Nexstar Media Group Incorporated Class A	2,501	379,927
Omnicom Group Incorporated	4,805	395,163
The New York Times Company Class A	3,244	138,908
ViacomCBS Incorporated Class A	13,173	613,071
ViacomCBS Incorporated Class B	26,997	1,145,213
		13,749,670
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  1

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Wireless telecommunication services: 0.15%
Telephone & Data Systems Incorporated	15,225	$ 391,587
T-Mobile US Incorporated †	3,458	489,134
United States Cellular Corporation †	9,612	362,853
		1,243,574
Consumer discretionary: 10.28%
Auto components: 0.11%
Lear Corporation	4,792	926,581
Automobiles: 1.47%
Ford Motor Company †	137,761	2,001,667
General Motors Company †	27,904	1,654,986
Tesla Motors Incorporated †	13,135	8,212,265
Thor Industries Incorporated	1,545	190,035
		12,058,953
Distributors: 0.07%
Genuine Parts Company	3,451	452,495
LKQ Corporation †	2,495	127,145
		579,640
Diversified consumer services: 0.25%
2U Incorporated †	5,571	202,896
Frontdoor Incorporated †	6,118	328,537
Graham Holdings Company Class B	1,531	1,014,349
H&R Block Incorporated	21,859	542,540
		2,088,322
Hotels, restaurants & leisure: 1.83%
Aramark	4,510	168,449
Booking Holdings Incorporated †	295	696,657
Chipotle Mexican Grill Incorporated †	977	1,340,424
Choice Hotels International Incorporated †	583	70,491
Darden Restaurants Incorporated	6,232	892,609
Domino's Pizza Incorporated	2,735	1,167,489
Hilton Worldwide Holdings Incorporated †	869	108,860
Marriott International Incorporated Class A †	4,124	592,124
McDonald's Corporation	13,789	3,225,109
Starbucks Corporation	22,881	2,605,688
The Wendy's Company	20,993	487,457
Travel Leisure Company	12,892	839,914
Vail Resorts Incorporated †	997	325,899
Wyndham Hotels & Resorts Incorporated	4,442	333,417
Yum China Holdings Incorporated	14,985	1,013,585
Yum! Brands Incorporated	8,984	1,077,810
		14,945,982
Household durables: 0.07%
Lennar Corporation Class A	1,080	106,931
Tempur-Pedic International Incorporated	2,716	104,566
Whirlpool Corporation	1,479	350,656
		562,153
See accompanying notes to portfolio of investments

2  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Internet & direct marketing retail: 3.47%
Amazon.com Incorporated †	8,390	$ 27,041,557
eBay Incorporated	15,854	965,192
Wayfair Incorporated Class A †	1,241	380,416
		28,387,165
Leisure products: 0.14%
Mattel Incorporated †	21,126	448,082
Polaris Industries Incorporated	1,822	239,083
The Brunswick Corporation	4,615	471,791
		1,158,956
Multiline retail: 0.50%
Dollar General Corporation	2,642	536,220
Dollar Tree Incorporated †	1,980	193,050
Kohl's Corporation	9,318	517,056
Target Corporation	12,383	2,809,950
		4,056,276
Specialty retail: 1.96%
AutoNation Incorporated †	15,797	1,613,348
Best Buy Company Incorporated	4,505	523,661
Dick's Sporting Goods Incorporated	12,744	1,242,922
Foot Locker Incorporated	20,225	1,280,040
L Brands Incorporated	10,649	744,046
Lowe's Companies Incorporated	12,379	2,411,801
Penske Auto Group Incorporated	19,116	1,636,138
The Gap Incorporated	4,805	160,727
The Home Depot Incorporated	18,325	5,844,026
The TJX Companies Incorporated	4,909	331,554
Tractor Supply Company	1,349	245,113
		16,033,376
Textiles, apparel & luxury goods: 0.41%
HanesBrands Incorporated	35,211	688,023
Nike Incorporated Class B	18,158	2,477,841
PVH Corporation †	833	95,645
Under Armour Incorporated Class A †	2,925	66,047
		3,327,556
Consumer staples: 6.46%
Beverages: 1.43%
Boston Beer Company Incorporated Class A †	659	697,327
Brown-Forman Corporation Class A	559	41,925
Brown-Forman Corporation Class B	3,169	254,661
Constellation Brands Incorporated Class A	4,943	1,184,936
Keurig Dr. Pepper Incorporated	18,683	690,524
Molson Coors Brewing Company Class B †	3,732	217,650
Monster Beverage Corporation †	10,740	1,012,460
PepsiCo Incorporated	26,803	3,965,236
The Coca-Cola Company	66,544	3,679,218
		11,743,937
Food & staples retailing: 1.33%
Albertsons Companies LLC	43,640	837,452
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  3

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Food & staples retailing (continued)
Casey's General Stores Incorporated	1,951	$ 430,859
Costco Wholesale Corporation	8,386	3,172,172
Sprouts Farmers Market Incorporated †	27,181	723,015
Sysco Corporation	5,958	482,598
The Kroger Company	29,597	1,094,497
US Foods Holding Corporation †	803	31,269
Walgreens Boots Alliance Incorporated	4,028	212,114
Walmart Incorporated	27,227	3,867,051
		10,851,027
Food products: 1.32%
Archer Daniels Midland Company	35,819	2,383,038
Bunge Limited	29,125	2,528,633
Campbell Soup Company	4,024	195,848
ConAgra Foods Incorporated	11,450	436,245
Flowers Foods Incorporated	6,714	161,740
General Mills Incorporated	5,589	351,325
Hain Celestial Group Incorporated †	20,265	826,001
Ingredion Incorporated	6,144	583,250
Mondelez International Incorporated Class A	11,722	744,699
Pilgrim's Pride Corporation †	34,101	819,788
Seaboard Corporation	32	117,280
The Hershey Company	577	99,850
The Kraft Heinz Company	4,304	187,611
TreeHouse Foods Incorporated †	1,124	54,750
Tyson Foods Incorporated Class A	16,919	1,345,061
		10,835,119
Household products: 1.38%
Church & Dwight Company Incorporated	855	73,299
Colgate-Palmolive Company	15,870	1,329,589
Energizer Holdings Incorporated	21,493	989,538
Kimberly-Clark Corporation	6,082	794,492
Spectrum Brands Holdings Incorporated	20,965	1,863,579
The Clorox Company	965	170,544
The Procter & Gamble Company	44,888	6,053,147
		11,274,188
Personal products: 0.37%
Herbalife Nutrition Limited †	24,772	1,302,264
NU Skin Enterprises Incorporated Class A	25,880	1,556,941
The Estee Lauder Companies Incorporated Class A	475	145,597
		3,004,802
Tobacco: 0.63%
Altria Group Incorporated	43,219	2,127,239
Philip Morris International Incorporated	31,820	3,068,403
		5,195,642
Energy: 1.92%
Energy equipment & services: 0.09%
Halliburton Company	3,486	78,261
Schlumberger Limited	21,035	659,027
		737,288
See accompanying notes to portfolio of investments

4  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Oil, gas & consumable fuels: 1.83%
Antero Midstream Corporation	20,371	$ 195,562
APA Corporation	33,840	703,872
Chevron Corporation	31,629	3,282,774
Cimarex Energy Company	16,733	1,133,661
ConocoPhillips	13,242	738,109
Devon Energy Corporation	29,941	795,233
EOG Resources Incorporated	2,297	184,541
Exxon Mobil Corporation	74,993	4,377,341
HollyFrontier Corporation	8,592	278,982
Marathon Petroleum Corporation	15,439	954,130
Phillips 66	8,314	700,205
Pioneer Natural Resources Company	1,011	153,864
Targa Resources Corporation	18,137	704,804
Valero Energy Corporation	9,874	793,870
		14,996,948
Financials: 10.12%
Banks: 3.23%
Associated Banc Corporation	16,072	369,495
Bank of America Corporation	127,049	5,385,607
Bank OZK	5,180	221,238
BOK Financial Corporation	605	55,079
Citigroup Incorporated	31,978	2,516,988
Citizens Financial Group Incorporated	15,458	771,354
Comerica Incorporated	2,994	234,999
Fifth Third Bancorp	17,045	718,276
First Horizon National Corporation	14,686	280,062
Huntington Bancshares Incorporated	19,520	309,587
JPMorgan Chase & Company	54,668	8,978,672
KeyCorp	21,871	503,908
PacWest Bancorp	5,214	235,516
PNC Financial Services Group Incorporated	4,849	944,003
Popular Incorporated	5,241	427,718
Regions Financial Corporation	37,643	881,223
SVB Financial Group †	544	317,092
Synovus Financial Corporation	5,538	272,027
Truist Financial Corporation	17,992	1,111,546
Umpqua Holdings Corporation	26,728	509,970
US Bancorp	18,201	1,106,257
Webster Financial Corporation	1,767	100,154
Wintrust Financial Corporation	1,383	111,221
Zions Bancorporation	1,059	61,295
		26,423,287
Capital markets: 2.65%
Affiliated Managers Group Incorporated	9,849	1,615,236
Ameriprise Financial Incorporated	4,498	1,168,760
BlackRock Incorporated	2,864	2,511,843
Cboe Global Markets Incorporated	1,529	170,178
Evercore Partners Incorporated Class A	13,527	1,973,048
Franklin Resources Incorporated	20,587	704,281
Invesco Limited	24,701	704,720
KKR & Company Incorporated Class A	10,711	596,496
LPL Financial Holdings Incorporated	12,018	1,777,222
Moody's Corporation	838	281,023
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  5

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Capital markets (continued)
Morgan Stanley	25,130	$ 2,285,574
Raymond James Financial Incorporated	4,208	557,939
S&P Global Incorporated	3,832	1,454,129
SEI Investments Company	2,183	138,490
T. Rowe Price Group Incorporated	8,566	1,639,104
The Carlyle Group Incorporated	8,097	353,353
The Charles Schwab Corporation	1,266	93,494
The Goldman Sachs Group Incorporated	6,076	2,260,394
The NASDAQ Incorporated	2,823	472,740
VIRTU Financial Incorporated Class A	30,770	936,947
		21,694,971
Consumer finance: 0.51%
Ally Financial Incorporated	20,264	1,108,643
American Express Company	4,557	729,712
Capital One Financial Corporation	2,236	359,504
Discover Financial Services	3,491	409,355
OneMain Holdings Incorporated	5,931	343,049
Santander Consumer USA Holdings Incorporated	7,451	282,393
Synchrony Financial	20,418	968,017
		4,200,673
Diversified financial services: 1.24%
Berkshire Hathaway Incorporated Class B †	32,455	9,393,775
Equitable Holdings Incorporated	3,162	100,394
Jefferies Financial Group Incorporated	19,596	629,619
		10,123,788
Insurance: 1.92%
AFLAC Incorporated	5,676	321,716
Alleghany Corporation †	278	199,206
American International Group Incorporated	8,828	466,472
Aon plc Class A	2,043	517,635
Assurant Incorporated	1,209	194,830
Axis Capital Holdings Limited	1,718	92,154
Brighthouse Financial Incorporated †	5,460	265,684
Chubb Limited	7,358	1,250,786
CNA Financial Corporation	481	22,997
Erie Indemnity Company Class A	3,417	687,261
Everest Reinsurance Group Limited	814	211,607
First American Financial Corporation	12,651	813,586
Gohealth Incorporated Class A †	873	9,926
Marsh & McLennan Companies Incorporated	8,077	1,117,453
Mercury General Corporation	16,785	1,067,526
MetLife Incorporated	15,205	993,799
Old Republic International Corporation	28,965	760,621
Primerica Incorporated	777	126,037
Principal Financial Group Incorporated	4,629	302,690
Progressive Corporation	8,914	883,199
Prudential Financial Incorporated	9,154	979,203
The Allstate Corporation	8,027	1,096,568
The Hanover Insurance Group Incorporated	4,075	568,422
The Hartford Financial Services Group Incorporated	7,480	488,818
The Travelers Companies Incorporated	7,394	1,180,822
See accompanying notes to portfolio of investments

6  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Insurance (continued)
UnumProvident Corporation	31,817	$ 985,372
W.R. Berkley Corporation	1,421	110,824
		15,715,214
Mortgage REITs: 0.38%
AGNC Investment Corporation	129,817	2,406,807
Annaly Capital Management Incorporated	27,650	256,316
New Residential Investment Corporation	9,013	95,358
Starwood Property Trust Incorporated	14,499	368,130
		3,126,611
Thrifts & mortgage finance: 0.19%
MGIC Investment Corporation	33,045	486,422
Rocket Companies Incorporated Class A	59,410	1,052,151
		1,538,573
Health care: 14.07%
Biotechnology: 2.61%
AbbVie Incorporated	41,858	4,738,326
Alkermes plc †	88,707	2,010,988
Amgen Incorporated	14,955	3,558,393
Biogen Incorporated †	3,009	804,847
Exelixis Incorporated †	15,643	352,750
Gilead Sciences Incorporated	36,873	2,437,674
Incyte Corporation †	15,933	1,334,867
Ionis Pharmaceuticals Incorporated †	1,636	60,941
Moderna Incorporated †	7,453	1,378,880
Neurocrine Biosciences Incorporated †	6,857	659,781
Regeneron Pharmaceuticals Incorporated †	2,791	1,402,282
Sage Therapeutics Incorporated †	1,005	69,948
Seagen Incorporated †	2,085	323,905
United Therapeutics Corporation †	7,689	1,429,385
Vertex Pharmaceuticals Incorporated †	3,958	825,758
		21,388,725
Health care equipment & supplies: 3.38%
Abbott Laboratories	38,130	4,447,865
ABIOMED Incorporated †	864	245,877
Align Technology Incorporated †	2,189	1,291,838
Baxter International Incorporated	2,520	206,942
Becton Dickinson & Company	4,566	1,104,470
Boston Scientific Corporation †	9,577	407,501
Danaher Corporation	10,897	2,791,158
Dentsply Sirona Incorporated	12,212	817,227
Edwards Lifesciences Corporation †	6,901	661,806
Envista Holdings Corporation †	32,396	1,413,761
Globus Medical Incorporated Class A †	6,721	484,315
Haemonetics Corporation †	982	55,444
Hill-Rom Holdings Incorporated	5,098	567,305
Hologic Incorporated †	17,317	1,092,010
ICU Medical Incorporated †	1,356	282,129
IDEXX Laboratories Incorporated †	3,280	1,830,601
Integra LifeSciences Holdings Corporation †	6,311	435,775
Intuitive Surgical Incorporated †	1,253	1,055,252
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  7

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Masimo Corporation †	285	$ 61,446
Medtronic plc	26,090	3,302,733
Quidel Corporation †	766	90,472
ResMed Incorporated	1,916	394,409
STERIS plc	1,673	319,309
Stryker Corporation	5,918	1,510,688
Teleflex Incorporated	6	2,413
The Cooper Companies Incorporated	933	367,089
West Pharmaceutical Services Incorporated	3,370	1,171,109
Zimmer Biomet Holdings Incorporated	7,559	1,272,406
		27,683,350
Health care providers & services: 2.35%
Acadia Healthcare Company Incorporated †	3,396	218,567
Anthem Incorporated	4,775	1,901,501
Centene Corporation †	1,037	76,323
Cigna Corporation	6,714	1,737,919
CVS Health Corporation	30,022	2,595,102
DaVita HealthCare Partners Incorporated †	3,252	390,468
HCA Healthcare Incorporated	5,348	1,148,697
Henry Schein Incorporated †	6,489	493,424
Humana Incorporated	2,639	1,155,090
Laboratory Corporation of America Holdings †	2,862	785,562
Molina Healthcare Incorporated †	5,267	1,323,913
Quest Diagnostics Incorporated	248	32,654
UnitedHealth Group Incorporated	17,552	7,230,020
Universal Health Services Incorporated Class B	1,103	176,072
		19,265,312
Health care technology: 0.48%
Cerner Corporation	23,503	1,839,110
Change Healthcare Incorporated †	37,855	887,321
Veeva Systems Incorporated Class A †	4,086	1,190,415
		3,916,846
Life sciences tools & services: 1.68%
Agilent Technologies Incorporated	9,993	1,380,333
Avantor Incorporated †	37,238	1,197,202
Bio-Techne Corporation	76	31,451
Bruker Corporation	3,351	232,693
Charles River Laboratories International Incorporated †	2,420	817,936
Illumina Incorporated †	1,502	609,271
IQVIA Holdings Incorporated †	5,338	1,281,974
Mettler-Toledo International Incorporated †	972	1,264,523
PerkinElmer Incorporated	6,107	885,942
QIAGEN NV †	2,074	102,373
Syneos Health Incorporated †	11,012	967,955
Thermo Fisher Scientific Incorporated	8,293	3,893,564
Waters Corporation †	3,363	1,083,727
		13,748,944
Pharmaceuticals: 3.57%
Bristol-Myers Squibb Company	53,430	3,511,420
Catalent Incorporated †	6,041	633,278
Eli Lilly & Company	18,179	3,631,073
See accompanying notes to portfolio of investments

8  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Pharmaceuticals (continued)
Horizon Therapeutics plc †	9,406	$ 862,154
Jazz Pharmaceuticals plc †	1,079	192,202
Johnson & Johnson	55,096	9,324,998
Merck & Company Incorporated	54,975	4,172,053
Perrigo Company plc	2,667	123,055
Pfizer Incorporated	114,920	4,450,852
Royalty Pharma plc Class A	5,756	230,931
Viatris Incorporated	23,706	361,279
Zoetis Incorporated	9,551	1,687,471
		29,180,766
Industrials: 8.89%
Aerospace & defense: 1.75%
BWX Technologies Incorporated	11,310	707,327
Curtiss-Wright Corporation	3,971	497,646
General Dynamics Corporation	8,684	1,649,178
HEICO Corporation	3,281	460,849
HEICO Corporation Class A	1,383	183,192
Howmet Aerospace Incorporated †	26,962	956,612
Huntington Ingalls Industries Incorporated	3,317	717,169
L3Harris Technologies Incorporated	910	198,435
Lockheed Martin Corporation	6,722	2,569,148
Northrop Grumman Corporation	3,982	1,456,894
Raytheon Technologies Corporation	22,667	2,010,790
Textron Incorporated	12,540	858,614
The Boeing Company †	6,744	1,665,903
TransDigm Group Incorporated †	641	415,906
		14,347,663
Air freight & logistics: 0.69%
C.H. Robinson Worldwide Incorporated	9,157	888,412
Expeditors International of Washington Incorporated	5,807	729,882
FedEx Corporation	3,541	1,114,742
United Parcel Service Incorporated Class B	12,617	2,707,608
XPO Logistics Incorporated †	1,215	178,520
		5,619,164
Airlines: 0.04%
Alaska Air Group Incorporated †	3,665	253,618
Copa Holdings SA Class A †	598	49,191
		302,809
Building products: 0.67%
A.O. Smith Corporation	4,036	286,839
Carrier Global Corporation	8,052	369,828
Fortune Brands Home & Security Incorporated	1,010	104,192
Johnson Controls International plc	27,351	1,819,936
Lennox International Incorporated	2,011	703,709
Masco Corporation	9,915	597,974
Owens Corning Incorporated	10,669	1,137,849
Trane Technologies plc	2,513	468,423
		5,488,750
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  9

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Commercial services & supplies: 0.41%
ADT Incorporated	3,047	$ 31,506
Cintas Corporation	2,184	772,131
Clean Harbors Incorporated †	5,091	473,972
IAA Incorporated †	3,843	218,936
MSA Safety Incorporated	761	127,894
Republic Services Incorporated	369	40,287
Rollins Incorporated	127	4,329
Stericycle Incorporated †	9,492	745,692
Waste Management Incorporated	6,463	909,215
		3,323,962
Construction & engineering: 0.00%
Quanta Services Incorporated	59	5,626
Electrical equipment: 0.47%
Array Technologies Incorporated †	18,151	295,861
Eaton Corporation plc	5,446	791,032
Emerson Electric Company	4,629	442,949
GrafTech International Limited	20,100	266,928
Hubbell Incorporated	987	188,162
Regal-Beloit Corporation	4,847	689,389
Sensata Technologies Holding plc †	738	43,859
Vertiv Holdings Company	46,482	1,153,683
		3,871,863
Industrial conglomerates: 1.12%
3M Company	13,584	2,758,095
Carlisle Companies Incorporated	3,054	587,345
General Electric Company	173,218	2,435,445
Honeywell International Incorporated	14,726	3,400,381
		9,181,266
Machinery: 1.75%
AGCO Corporation	11,484	1,589,041
Caterpillar Incorporated	11,417	2,752,410
Cummins Incorporated	4,882	1,256,041
Deere & Company	5,210	1,881,331
Donaldson Company Incorporated	7,300	449,607
Dover Corporation	1,233	185,567
Gates Industrial Corporation plc †	21,521	390,821
Illinois Tool Works Incorporated	4,593	1,064,474
Lincoln Electric Holdings Incorporated	7,499	964,221
Oshkosh Corporation	3,175	417,322
Otis Worldwide Corporation	4,176	327,106
PACCAR Incorporated	10,106	925,305
Parker-Hannifin Corporation	1,089	335,575
Pentair plc	7,560	521,413
Snap-on Incorporated	593	150,990
Stanley Black & Decker Incorporated	2,214	479,995
The Timken Company	7,062	624,634
		14,315,853
Professional services: 0.73%
Booz Allen Hamilton Holding Corporation	6,621	562,322
CACI International Incorporated Class A †	1,149	292,949
See accompanying notes to portfolio of investments

10  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Professional services (continued)
Jacobs Engineering Group Incorporated	7,976	$ 1,133,230
Manpower Incorporated	16,164	1,955,682
Nielsen Holdings plc	18,432	501,535
Robert Half International Incorporated	15,704	1,394,358
Science Applications International Corporation	1,125	101,093
		5,941,169
Road & rail: 1.19%
CSX Corporation	9,069	907,988
J.B. Hunt Transport Services Incorporated	5,303	909,677
Knight-Swift Transportation Holdings Incorporated	7,172	342,320
Landstar System Incorporated	11,311	1,928,526
Norfolk Southern Corporation	1,338	375,844
Old Dominion Freight Line Incorporated	553	146,794
Ryder System Incorporated	18,275	1,494,712
Schneider National Incorporated Class B	65,391	1,601,426
Union Pacific Corporation	9,194	2,066,168
		9,773,455
Trading companies & distributors: 0.07%
MSC Industrial Direct Company Class A	1,123	106,011
United Rentals Incorporated †	388	129,576
Univar Incorporated †	3,264	88,422
W.W. Grainger Incorporated	8	3,697
Watsco Incorporated	972	283,241
		610,947
Information technology: 26.31%
Communications equipment: 0.88%
Ciena Corporation †	2,056	108,701
Cisco Systems Incorporated	75,024	3,968,770
CommScope Holdings Incorporated †	86,029	1,747,249
Juniper Networks Incorporated	14,739	388,078
Motorola Solutions Incorporated	4,383	899,874
Ubiquiti Incorporated	178	53,671
		7,166,343
Electronic equipment, instruments & components: 0.81%
Arrow Electronics Incorporated †	17,482	2,103,609
Avnet Incorporated	32,296	1,422,962
CDW Corporation of Delaware	3,488	576,985
Jabil Circuit Incorporated	27,621	1,559,205
SYNNEX Corporation	823	104,192
Vontier Corporation	24,148	847,112
		6,614,065
IT services: 5.25%
Accenture plc Class A	14,234	4,016,265
Alliance Data Systems Corporation	11,284	1,365,928
Amdocs Limited	14,670	1,145,727
Automatic Data Processing Incorporated	8,369	1,640,491
Broadridge Financial Solutions Incorporated	6,981	1,113,330
Cognizant Technology Solutions Corporation Class A	19,422	1,389,838
Concentrix Corporation †	8,268	1,262,689
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  11

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
IT services (continued)
DXC Technology Company †	60,601	$ 2,297,990
EPAM Systems Incorporated †	2,186	1,044,034
Euronet Worldwide Incorporated †	4,565	683,107
Fidelity National Information Services Incorporated	2,566	382,283
Fiserv Incorporated †	941	108,403
FleetCor Technologies Incorporated †	1,601	439,378
Gartner Incorporated †	4,965	1,151,086
Genpact Limited	1,287	58,867
Globant SA †	1,559	339,659
GoDaddy Incorporated Class A †	3,313	268,220
International Business Machines Corporation	19,095	2,744,715
MasterCard Incorporated Class A	15,075	5,435,744
PayPal Holdings Incorporated †	21,864	5,685,077
Square Incorporated Class A †	8,592	1,911,892
StoneCo Limited Class A †	779	51,391
The Western Union Company	52,955	1,295,809
Twilio Incorporated Class A †	701	235,536
VeriSign Incorporated †	1,632	358,909
Visa Incorporated Class A	28,087	6,384,175
WEX Incorporated †	880	172,401
		42,982,944
Semiconductors & semiconductor equipment: 4.57%
Advanced Micro Devices Incorporated †	16,940	1,356,555
Allegro MicroSystems Incorporated †	4,032	105,679
Analog Devices Incorporated	5,558	914,847
Applied Materials Incorporated	16,353	2,258,840
Broadcom Incorporated	7,645	3,610,963
Cirrus Logic Incorporated †	323	25,217
Entegris Incorporated	1,148	131,389
First Solar Incorporated †	6,196	471,578
Intel Corporation	63,802	3,644,370
KLA Corporation	4,047	1,282,454
Lam Research Corporation	2,320	1,507,652
Maxim Integrated Products Incorporated	12,451	1,270,127
Microchip Technology Incorporated	5,371	842,978
Micron Technology Incorporated †	24,078	2,025,923
MKS Instruments Incorporated	854	160,748
Monolithic Power Systems Incorporated	296	101,564
NVIDIA Corporation	9,851	6,400,983
ON Semiconductor Corporation †	23,425	937,937
Qorvo Incorporated †	3,045	556,382
QUALCOMM Incorporated	27,292	3,671,866
Skyworks Solutions Incorporated	7,628	1,296,760
Teradyne Incorporated	4,202	556,135
Texas Instruments Incorporated	20,933	3,973,502
Xilinx Incorporated	2,546	323,342
		37,427,791
Software: 9.79%
Adobe Incorporated †	9,161	4,622,457
Anaplan Incorporated †	4,251	218,969
ANSYS Incorporated †	453	153,087
Aspen Technology Incorporated †	2,000	272,940
Atlassian Corporation plc Class A †	2,329	543,309
Autodesk Incorporated †	4,128	1,180,030
See accompanying notes to portfolio of investments

12  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Software (continued)
Cadence Design Systems Incorporated †	8,666	$ 1,100,495
CDK Global Incorporated	2,539	132,891
Ceridian HCM Holding Incorporated †	1,303	116,566
Citrix Systems Incorporated	3,163	363,618
Crowdstrike Holdings Incorporated Class A †	3,183	707,103
Datto Holding Corporation †	20,709	557,900
DocuSign Incorporated †	4,441	895,394
Dropbox Incorporated Class A †	29,963	819,488
Elastic NV †	979	115,728
Fair Isaac Corporation †	1,027	519,724
FireEye Incorporated †	28,305	633,183
Five9 Incorporated †	2,979	527,581
Fortinet Incorporated †	4,534	990,860
HubSpot Incorporated †	1,040	524,555
Intuit Incorporated	5,727	2,514,668
Jamf Holding Corporation †	3,772	130,813
Manhattan Associates Incorporated †	9,118	1,239,866
McAfee Corporation Class A	83,100	2,088,303
Microsoft Corporation	154,349	38,537,858
NortonLifeLock Incorporated	53,262	1,473,227
Nuance Communications Incorporated †	5,637	298,197
Nutanix Incorporated Class A †	21,630	681,561
Oracle Corporation	45,209	3,559,757
Pagerduty Incorporated †	376	15,284
Palo Alto Networks Incorporated †	2,124	771,543
Paylocity Holding Corporation †	62	10,529
Pegasystems Incorporated	3,867	456,847
PTC Incorporated †	5,362	719,259
RingCentral Incorporated Class A †	250	65,618
Salesforce.com Incorporated †	13,706	3,263,399
ServiceNow Incorporated †	4,318	2,046,214
SS&C Technologies Holdings Incorporated	17,167	1,268,126
Synopsys Incorporated †	4,599	1,169,710
Teradata Corporation †	34,440	1,648,643
The Trade Desk Incorporated †	119	69,989
Tyler Technologies Incorporated †	897	361,635
VMware Incorporated Class A †	1,606	253,571
Workday Incorporated Class A †	2,994	684,788
Zendesk Incorporated †	6,445	880,774
Zoom Video Communications Incorporated †	2,690	891,816
Zscaler Incorporated †	30	5,826
		80,103,699
Technology hardware, storage & peripherals: 5.01%
Apple Incorporated	318,705	39,713,819
HP Incorporated	39,368	1,150,727
Western Digital Corporation †	2,097	157,757
		41,022,303
Materials: 2.66%
Chemicals: 1.61%
Ashland Global Holdings Incorporated	3,518	333,647
Axalta Coating Systems Limited †	1,813	58,814
Cabot Corporation	22,048	1,401,812
Celanese Corporation Series A	2,020	334,209
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  13

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Chemicals (continued)
Corteva Incorporated	16,339	$ 743,425
Dow Incorporated	18,742	1,282,328
DuPont de Nemours Incorporated	4,999	422,865
Eastman Chemical Company	5,503	690,076
Huntsman Corporation	39,414	1,118,569
Linde plc	5,868	1,763,921
LyondellBasell Industries NV Class A	8,225	926,300
Olin Corporation	9,870	482,544
PPG Industries Incorporated	3,586	644,476
RPM International Incorporated	326	30,491
The Chemours Company	33,966	1,220,398
The Mosaic Company	21,012	759,374
The Sherwin-Williams Company	1,951	553,167
Valvoline Incorporated	1,021	33,693
Westlake Chemical Corporation	3,791	382,398
		13,182,507
Construction materials: 0.05%
Eagle Materials Incorporated †	2,563	376,146
Containers & packaging: 0.42%
Avery Dennison Corporation	2,483	547,576
Ball Corporation	976	80,188
Berry Global Group Incorporated †	399	27,216
Crown Holdings Incorporated	5,926	611,800
Graphic Packaging Holding Company	12,390	219,055
International Paper Company	15,947	1,006,256
Packaging Corporation of America	2,629	390,801
Sealed Air Corporation	10,545	599,589
		3,482,481
Metals & mining: 0.58%
Freeport-McMoRan Incorporated	41,350	1,766,472
Nucor Corporation	8,726	894,764
Reliance Steel & Aluminum Company	6,677	1,122,203
Steel Dynamics Incorporated	14,891	929,645
		4,713,084
Real estate: 2.43%
Equity REITs: 2.23%
American Campus Communities Incorporated	5,661	266,973
American Homes 4 Rent Class A	23,937	911,282
American Tower Corporation	5,724	1,462,253
Apartment Investment & Management Company Class A	2,908	20,501
Apple Hospitality REIT Incorporated	6,901	109,519
Brandywine Realty Trust	13	183
Brixmor Property Group Incorporated	8,442	191,718
Brookfield Property REIT Class A	102,584	1,922,424
Camden Property Trust	4,859	609,221
CoreSite Realty Corporation	360	43,650
Corporate Office Properties Trust	10,432	287,923
Crown Castle International Corporation	4,542	860,709
CubeSmart	11,252	492,725
Equinix Incorporated	604	444,979
Equity Lifestyle Properties Incorporated	762	53,995
See accompanying notes to portfolio of investments

14  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Equity REITs (continued)
Extra Space Storage Incorporated	2,556	$ 382,914
Gaming and Leisure Properties Incorporated	4,549	210,892
Invitation Homes Incorporated	16,799	609,300
Iron Mountain Incorporated	5,694	247,917
Lamar Advertising Company Class A	7,781	815,604
Life Storage Incorporated	3,208	319,004
Mid-America Apartment Communities Incorporated	5,635	905,545
National Retail Properties Incorporated	2,614	121,159
Omega Healthcare Investors Incorporated	7,684	281,388
Prologis Incorporated	4,043	476,427
Public Storage Incorporated	2,992	845,180
Rayonier Incorporated	8,259	315,411
Simon Property Group Incorporated	5,289	679,584
Ventas Incorporated	11,700	648,765
VEREIT Incorporated	14,992	713,169
VICI Properties Incorporated	25,768	802,158
Welltower Incorporated	7,424	555,092
Weyerhaeuser Company	43,983	1,669,595
		18,277,159
Real estate management & development: 0.20%
CBRE Group Incorporated Class A †	12,204	1,071,267
Jones Lang LaSalle Incorporated †	2,520	509,670
		1,580,937
Utilities: 2.71%
Electric utilities: 1.34%
Alliant Energy Corporation	2,020	115,443
American Electric Power Company Incorporated	7,192	618,512
Avangrid Incorporated	1,120	59,002
Duke Energy Corporation	15,149	1,518,233
Edison International	9,411	525,793
Entergy Corporation	1,894	199,362
Evergy Incorporated	5,382	333,630
Eversource Energy	5,315	431,525
Exelon Corporation	19,207	866,620
FirstEnergy Corporation	7,090	268,782
IDACORP Incorporated	2,092	204,911
NextEra Energy Incorporated	33,155	2,427,609
NRG Energy Incorporated	4,807	154,545
OGE Energy Corporation	3,819	131,756
PG&E Corporation †	59,698	605,338
Pinnacle West Capital Corporation	1,614	136,512
PPL Corporation	15,072	438,746
The Southern Company	22,732	1,453,029
Xcel Energy Incorporated	7,089	502,468
		10,991,816
Gas utilities: 0.24%
National Fuel Gas Company	8,742	453,622
UGI Corporation	31,891	1,468,581
		1,922,203
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  15

Portfolio of investments—May 31, 2021 (unaudited)

	Shares	Value
Independent power & renewable electricity producers: 0.04%
AES Corporation	12,945	$ 328,932
Multi-utilities: 0.93%
Ameren Corporation	275	23,155
CenterPoint Energy Incorporated	57,941	1,465,907
Consolidated Edison Incorporated	1,027	79,325
Dominion Energy Incorporated	11,879	904,467
DTE Energy Company	8,677	1,197,339
MDU Resources Group Incorporated	56,447	1,900,006
NiSource Incorporated	5,665	144,458
Public Service Enterprise Group Incorporated	17,208	1,068,961
Sempra Energy	5,157	698,722
WEC Energy Group Incorporated	1,217	114,288
		7,596,628
Water utilities: 0.16%
American Water Works Company Incorporated	7,833	1,214,272
Essential Utilities Incorporated	2,065	98,707
		1,312,979
Total Common stocks (Cost $590,548,826)		787,948,206

		Yield
Short-term investments: 3.12%
Investment companies: 3.12%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	25,537,774	25,537,774
Total Short-term investments (Cost $25,537,774)				25,537,774
Total investments in securities (Cost $616,086,600)	99.39%			813,485,980
Other assets and liabilities, net	0.61			5,014,223
Total net assets	100.00%			$818,500,203

†	Non-income-earning security
♠	The issuer is an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

16  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$18,864,948	$55,181,489	$(48,508,663)	$0	$0	$25,537,774	3.12%	25,537,774	$1,427
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	149	6-18-2021	$31,319,623	$31,307,880	$0	$(11,743)
See accompanying notes to portfolio of investments

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  17

Notes to portfolio of investments—May 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

18  |  Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

Notes to portfolio of investments—May 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$85,312,691	$0	$0	$85,312,691
Consumer discretionary	84,124,960	0	0	84,124,960
Consumer staples	52,904,715	0	0	52,904,715
Energy	15,734,236	0	0	15,734,236
Financials	82,823,117	0	0	82,823,117
Health care	115,183,943	0	0	115,183,943
Industrials	72,782,527	0	0	72,782,527
Information technology	215,317,145	0	0	215,317,145
Materials	21,754,218	0	0	21,754,218
Real estate	19,858,096	0	0	19,858,096
Utilities	22,152,558	0	0	22,152,558
Short-term investments
Investment companies	25,537,774	0	0	25,537,774
Total assets	$813,485,980	$0	$0	$813,485,980
Liabilities
Futures contracts	$11,743	$0	$0	$11,743
Total liabilities	$11,743	$0	$0	$11,743
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2021, the Portfolio had segregated $3,983,600 as cash collateral for these open futures contracts.
For the three months ended May 31, 2021, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio  |  19